Financial Instruments	12 Months Ended
Dec. 31, 2016
Investments, All Other Investments [Abstract]
Financial Instruments
5.	Financial Instruments:

The Partnerships trade Futures Interests. Futures and forwards represent contracts for delayed delivery of an instrument at a specified date and price. Futures Interests are open commitments until the settlement date, at which time they are realized. They are valued at fair value, generally on a daily basis, and the unrealized gains and losses on open contracts (the difference between contract trade price and market price) are reported in the respective Statements of Financial Condition as a net unrealized gain or loss on open futures or forward contracts. The resulting net change in unrealized gains and losses is reflected in the “Net change in unrealized gains (losses) on open contracts” in the respective Statements of Income and Expenses. The Partnerships’ contracts are accounted for on a trade-date basis. Risk arises from changes in the value of these contracts and the potential inability of counterparties to perform under the terms of the contracts. There are numerous factors which may significantly influence the fair value of these contracts, including interest rate volatility.

The fair value of an exchange-traded contract is based on the settlement price quoted by the exchange on the day with respect to which fair value is being determined. If an exchange-traded contract could not have been liquidated on such day due to the operation of daily limits or other rules of the exchange, the settlement price will be equal to the settlement price on the first subsequent day on which the contract could be liquidated.

In general, the risks associated with off-exchange-traded contracts are greater than those associated with exchange-traded contracts because of the greater risk of default by the counterparty to an off-exchange-traded contract. The Partnerships have credit risk associated with counterparty nonperformance. As of the date of the respective financial statements, the credit risk associated with the instruments in which each Partnership trades is limited to the unrealized gain (loss) amounts reflected in the respective Partnership’s Statements of Financial Condition. The net unrealized gains (losses) on open contracts are further disclosed gross by type of contract and corresponding fair value level in Note 7, “Fair Value Measurements.”

The Partnerships also have credit risk because MS&Co. acts as the commodity futures broker, or the counterparty, with respect to most of the Partnerships’ assets. Exchange-traded futures and exchange-traded forward contracts are fair valued on a daily basis, with variations in value settled on a daily basis. With respect to the Partnerships’ off-exchange-traded forward currency contracts and forward currency option contracts, there are no daily settlements of variation in value, nor is there any requirement that an amount equal to the net unrealized gains (losses) on such contracts be segregated. However, the Partnerships are required to meet margin requirements equal to the net unrealized loss on open forward currency contracts in the Partnerships’ accounts with the counterparty, which is accomplished by daily maintenance of the cash balance in custody accounts held at MS&Co., for the benefit of MS&Co. With respect to those off-exchange-traded forward currency contracts, the Partnerships are at risk to the ability of MS&Co., the sole counterparty on all such contracts, to perform. Each Partnership has a netting agreement with the counterparty. The primary terms are based on industry standard master netting agreements. These agreements, which seek to reduce both the Partnerships’ and the counterparty’s exposure on off-exchange-traded forward currency contracts, should materially decrease the Partnerships’ credit risk in the event of MS&Co.’s bankruptcy or insolvency.

The Partnerships do not isolate the portion of the results of operations arising from the effect of changes in foreign exchange rates on investments from fluctuations due to changes in market prices of investments held. Such fluctuations are included in total trading results in the Statements of Income and Expenses.

The General Partner monitors and attempts to control the Partnerships’ risk exposure on a daily basis through financial, credit and risk management monitoring systems, and accordingly, believes that it has effective procedures for evaluating and limiting the credit and market risks to which the Partnerships may be subject. These monitoring systems generally allow the General Partner to statistically analyze actual trading results with risk adjusted performance indicators and correlation statistics. In addition, online monitoring systems provide account analysis of futures and forward contracts by sector, margin requirements, gain and loss transactions and collateral positions.

The futures and forwards traded by the Partnerships, along with the U.S. Treasury bills held by the Partnerships, involve varying degrees of related market risk. Market risk is often dependent upon changes in the level or volatility of interest rates, exchange rates, and prices of financial instruments and commodities, factors that result in frequent changes in the fair value of the Partnerships’ open positions, and consequently in its earnings, whether realized or unrealized, and cash flow.

Gains and losses on open positions of exchange-traded futures and exchange-traded forward contracts are settled daily through variation margin. Gains and losses on off-exchange-traded forward currency contracts are settled upon termination of the contract.

Spectrum Strategic’s, Spectrum Technical’s and Tactical Currency’s investments in the affiliated underlying funds expose each Partnership to various types of risks that are associated with Futures Interests trading and the markets in which the affiliated underlying funds invest. The significant types of financial risks to which the affiliated underlying funds are exposed are market risk, liquidity risk, and counterparty credit risk as described above.